PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks 94.1%
Australia 8.2%
Adbri Ltd.	1,446	$2,579
AGL Energy Ltd.	2,640	15,549
Allkem Ltd.*	2,324	18,746
ALS Ltd.	2,006	16,476
Altium Ltd.	469	10,357
Alumina Ltd.	10,963	11,908
AMP Ltd.*	13,150	10,070
Ampol Ltd.	969	22,957
Ansell Ltd.	526	9,657
APA Group	4,559	37,381
Appen Ltd.	437	1,792
Aristocrat Leisure Ltd.	2,585	64,491
ASX Ltd.	747	46,430
Atlas Arteria Ltd.	3,704	20,155
Aurizon Holdings Ltd.	6,820	19,303
Australia & New Zealand Banking Group Ltd.	11,474	185,434
Bank of Queensland Ltd.	2,651	14,040
Beach Energy Ltd.	7,103	9,154
Bendigo & Adelaide Bank Ltd.	2,338	16,966
BHP Group Ltd.	19,427	531,627
BlueScope Steel Ltd.	1,972	23,164
Boral Ltd.	1,710	3,485
Brambles Ltd.	5,547	44,646
carsales.com Ltd.	1,295	18,879
Challenger Ltd.	2,694	13,308
Charter Hall Group, REIT	1,820	16,447
Cleanaway Waste Management Ltd.	5,481	10,559
Cochlear Ltd.	247	37,230
Coles Group Ltd.	4,908	64,640
Commonwealth Bank of Australia	6,593	468,218
Computershare Ltd.	2,075	36,659
CSL Ltd.	1,857	378,117
CSR Ltd.	2,068	6,637
Deterra Royalties Ltd.	1,608	4,908
Dexus, REIT	4,332	29,111
Domain Holdings Australia Ltd.	938	2,348
Domino’s Pizza Enterprises Ltd.	249	12,731
Downer EDI Ltd.	2,850	11,095
EBOS Group Ltd.	634	15,754
Endeavour Group Ltd.	5,106	28,448
Evolution Mining Ltd.	7,241	13,376
Flight Centre Travel Group Ltd.*	594	7,224
Fortescue Metals Group Ltd.	6,142	79,039

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Glencore PLC*	50,532	$286,400
Goodman Group, REIT	7,082	103,645
GPT Group (The), REIT	7,716	24,824
Harvey Norman Holdings Ltd.	2,351	6,861
IDP Education Ltd.	699	14,064
IGO Ltd.	2,399	18,798
Iluka Resources Ltd.	1,737	11,789
Incitec Pivot Ltd.	7,891	20,105
Insignia Financial Ltd.	3,018	6,566
Insurance Australia Group Ltd.	9,520	29,955
JB Hi-Fi Ltd.	462	13,680
Lendlease Corp. Ltd.	2,817	20,408
Lottery Corp. Ltd. (The)*	8,373	26,560
Lynas Rare Earths Ltd.*	3,618	22,248
Macquarie Group Ltd.	1,340	171,498
Magellan Financial Group Ltd.	531	5,456
Medibank Private Ltd.	11,178	26,878
Metcash Ltd.	3,744	10,914
Mineral Resources Ltd.	672	25,606
Mirvac Group, REIT	15,843	24,002
National Australia Bank Ltd.	12,433	268,509
Newcrest Mining Ltd.	3,448	46,466
NEXTDC Ltd.*	1,893	15,758
Northern Star Resources Ltd.	4,578	25,159
Nufarm Ltd.	1,263	4,600
Orica Ltd.	1,682	19,935
Origin Energy Ltd.	7,072	29,691
Orora Ltd.	3,409	8,533
OZ Minerals Ltd.	1,307	17,455
Perpetual Ltd.	224	4,781
Pilbara Minerals Ltd.*	10,582	20,865
Platinum Asset Management Ltd.	2,149	2,759
Pro Medicus Ltd.	163	5,710
Qantas Airways Ltd.*	3,409	10,985
QBE Insurance Group Ltd.	5,723	46,275
Qube Holdings Ltd.	6,019	11,708
Ramsay Health Care Ltd.	675	33,346
REA Group Ltd.	205	18,086
Reece Ltd.	822	8,878
Rio Tinto Ltd.	1,434	99,354
Rio Tinto PLC	4,201	253,612
Santos Ltd.	11,864	61,674
Scentre Group, REIT	20,039	41,065
SEEK Ltd.	1,403	22,725

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Seven Group Holdings Ltd.	585	$7,248
Shopping Centres Australasia Property Group, REIT	4,499	9,389
Sierra Rutile Holdings Ltd.*	1,737	388
Sonic Healthcare Ltd.	1,853	44,623
South32 Ltd.	17,948	48,919
Star Entertainment Group Ltd. (The)*	3,311	7,174
Stockland, REIT	9,606	26,029
Suncorp Group Ltd.	4,876	38,507
Tabcorp Holdings Ltd.	8,373	5,841
Telstra Corp. Ltd.	15,775	43,113
TPG Telecom Ltd.	1,473	6,573
Transurban Group	11,856	121,188
Treasury Wine Estates Ltd.	2,930	25,257
Vicinity Centres, REIT	15,439	22,590
Washington H Soul Pattinson & Co. Ltd.	1,090	19,734
Wesfarmers Ltd.	4,372	143,251
Westpac Banking Corp.	13,452	203,706
Whitehaven Coal Ltd.	3,475	15,300
WiseTech Global Ltd.	635	22,488
Woodside Energy Group Ltd.	7,298	164,792
Woolworths Group Ltd.	4,689	123,363
Worley Ltd.	1,519	15,330
		5,454,084
Austria 0.3%
ams-OSRAM AG*	1,027	8,477
ANDRITZ AG	291	13,616
Erste Group Bank AG	1,263	32,021
Mondi PLC	1,870	35,487
OMV AG	571	24,319
Raiffeisen Bank International AG	535	6,481
Telekom Austria AG*	558	3,458
Verbund AG	265	29,141
voestalpine AG	497	11,191
		164,191
Belgium 0.7%
Ackermans & van Haaren NV	89	13,083
Ageas SA/NV	716	31,250
Anheuser-Busch InBev SA/NV	3,337	178,756
D’ieteren Group	96	15,756
Elia Group SA/NV	151	22,924
Etablissements Franz Colruyt NV	211	5,834

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Belgium (cont’d.)
Groupe Bruxelles Lambert SA	384	$33,990
KBC Group NV	1,061	55,572
Proximus SADP	562	7,788
Sofina SA	61	14,285
Solvay SA	278	24,417
Telenet Group Holding NV	174	2,783
UCB SA	466	36,413
Umicore SA	824	29,847
Warehouses De Pauw CVA, REIT	566	19,241
		491,939
Brazil 0.0%
Yara International ASA	654	27,872
Cambodia 0.0%
NagaCorp Ltd.*	6,600	6,155
Chile 0.0%
Antofagasta PLC	1,392	19,806
China 0.7%
AAC Technologies Holdings, Inc.	3,200	6,204
BOC Hong Kong Holdings Ltd.	13,900	50,281
Budweiser Brewing Co. APAC Ltd., 144A	7,000	19,382
China Travel International Investment Hong Kong Ltd.*	16,000	3,018
Chow Tai Fook Jewellery Group Ltd.	7,200	14,240
ESR Group Ltd., 144A*	6,600	17,163
FIH Mobile Ltd.*	7,000	937
HUTCHMED China Ltd.*	2,000	5,057
Kerry Logistics Network Ltd.	1,100	2,208
Lee & Man Paper Manufacturing Ltd.	6,000	2,284
Lenovo Group Ltd.	31,000	30,064
Microport Scientific Corp.*	2,000	4,716
Minth Group Ltd.	3,300	8,822
MMG Ltd.*	10,000	2,958
Nexteer Automotive Group Ltd.	4,000	3,214
Prosus NV*	3,372	219,972
Shangri-La Asia Ltd.*	5,600	4,568
Shui On Land Ltd.	15,000	1,988
SITC International Holdings Co. Ltd.	4,000	13,620
Tingyi Cayman Islands Holding Corp.	6,400	10,536
Towngas Smart Energy Co. Ltd.*	6,000	2,858
Uni-President China Holdings Ltd.	4,600	4,208

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Want Want China Holdings Ltd.	16,000	$13,021
Wharf Holdings Ltd. (The)	4,000	14,628
Wilmar International Ltd.	8,400	24,477
Xinyi Glass Holdings Ltd.	7,000	13,806
		494,230
Denmark 2.3%
Ambu A/S (Class B Stock)	736	8,368
AP Moller - Maersk A/S (Class A Stock)	16	42,864
AP Moller - Maersk A/S (Class B Stock)	20	54,607
Carlsberg A/S (Class B Stock)	365	47,210
Chr Hansen Holding A/S	413	27,032
Coloplast A/S (Class B Stock)	513	60,041
Danske Bank A/S	2,538	35,492
Demant A/S*	376	14,324
DSV A/S	735	123,848
Genmab A/S*	229	81,483
GN Store Nord A/S	514	17,900
H. Lundbeck A/S	988	4,883
H. Lundbeck A/S (Class A Stock)*	247	1,177
Novo Nordisk A/S (Class B Stock)	6,038	703,269
Novozymes A/S (Class B Stock)	766	48,932
Orsted A/S, 144A	727	84,635
Pandora A/S	352	26,151
ROCKWOOL A/S (Class B Stock)	26	6,443
Royal Unibrew A/S	184	15,692
SimCorp A/S	167	12,465
Tryg A/S	1,387	31,625
Vestas Wind Systems A/S	3,881	102,007
		1,550,448
Finland 1.2%
Elisa OYJ	554	30,639
Fortum OYJ	1,736	19,485
Huhtamaki OYJ	383	14,929
Kesko OYJ (Class B Stock)	1,084	26,811
Kojamo OYJ	784	13,986
Kone OYJ (Class B Stock)	1,515	69,238
Metso Outotec OYJ	2,437	20,146
Neste OYJ	1,606	82,583
Nokia OYJ	21,767	113,375
Nokian Renkaat OYJ	557	6,588
Nordea Bank Abp	14,603	143,909

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Finland (cont’d.)
Orion OYJ (Class B Stock)	417	$19,907
Sampo OYJ (Class A Stock)	1,891	81,696
Stora Enso OYJ (Class R Stock)	2,216	34,272
UPM-Kymmene OYJ	2,058	65,218
Valmet OYJ	679	18,895
Wartsila OYJ Abp	1,961	17,230
		778,907
France 8.6%
Accor SA*	735	19,072
Adevinta ASA*	1,219	9,270
Aeroports de Paris*	117	16,166
Air Liquide SA	1,972	271,115
Airbus SE	2,152	232,032
ALD SA, 144A	293	3,471
Alstom SA	1,168	27,758
Amundi SA, 144A	235	12,759
Arkema SA	261	24,726
Atos SE*	388	4,783
AXA SA	7,137	164,455
BioMerieux	172	18,617
BNP Paribas SA	4,128	195,037
Bollore SE	3,976	20,074
Bouygues SA	856	25,877
Bureau Veritas SA	1,141	31,469
Capgemini SE	617	117,685
Carrefour SA	2,327	39,657
Cie de L’Odet SE	1	1,198
Cie de Saint-Gobain	1,801	83,980
Cie Generale des Etablissements Michelin SCA	2,704	75,670
Cie Plastic Omnium SA	226	4,227
Covivio, REIT	206	13,028
Credit Agricole SA	4,540	41,831
Danone SA	2,229	122,905
Dassault Aviation SA	93	13,301
Dassault Systemes SE	2,576	110,489
Edenred	960	49,277
Eiffage SA	284	26,650
Electricite de France SA	2,327	28,260
Engie SA	6,412	79,332
EssilorLuxottica SA	1,149	180,143
Eurazeo SE	181	12,928
Euroapi SA*	191	3,222
Faurecia SE*	637	11,514

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Gecina SA, REIT	207	$21,224
Getlink SE	1,762	35,265
Hermes International	119	163,261
ICADE, REIT	132	6,609
Ipsen SA	144	14,567
JCDecaux SA*	282	4,548
Kering SA	281	160,870
Klepierre SA, REIT*	744	16,532
La Francaise des Jeux SAEM, 144A	365	13,037
Legrand SA	1,032	84,489
L’Oreal SA	951	359,533
LVMH Moet Hennessy Louis Vuitton SE	961	667,275
Neoen SA, 144A	114	5,014
Orange SA	7,401	75,627
Orpea SA*	201	5,005
Pernod Ricard SA	802	157,548
Publicis Groupe SA	875	46,563
Remy Cointreau SA	98	19,361
Renault SA*	741	21,907
Rexel SA*	1,231	21,878
Safran SA	1,344	147,727
Sanofi	4,204	417,766
Sartorius Stedim Biotech	92	36,804
SCOR SE	629	11,069
SEB SA	124	10,440
Societe Generale SA	2,879	64,508
Sodexo SA	350	28,439
SOITEC*	85	13,606
Somfy SA	31	3,920
Teleperformance	224	74,906
Thales SA	387	48,127
TotalEnergies SE	9,226	471,240
Ubisoft Entertainment SA*	386	16,434
Unibail-Rodamco-Westfield, REIT*	413	23,452
Valeo	974	20,922
Veolia Environnement SA	2,405	60,151
Vinci SA	1,917	183,761
Vivendi SE	2,757	26,173
Wendel SE	114	10,493
Worldline SA, 144A*	942	41,578
		5,703,607
Germany 6.1%
1&1 AG	176	3,050

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
adidas AG	726	$125,592
Allianz SE	1,572	285,485
Aroundtown SA	4,949	15,872
Auto1 Group SE, 144A*	361	3,114
BASF SE	3,534	157,493
Bayer AG	3,796	221,422
Bayerische Motoren Werke AG	1,240	101,325
Bechtle AG	329	15,217
Beiersdorf AG	385	39,703
Brenntag SE	597	41,936
Carl Zeiss Meditec AG	147	21,453
Commerzbank AG*	4,187	28,686
Continental AG	417	29,708
Covestro AG, 144A	725	24,451
CTS Eventim AG & Co. KGaA*	242	13,330
Daimler Truck Holding AG*	1,623	44,348
Deutsche Bank AG	7,821	68,410
Deutsche Boerse AG	709	123,767
Deutsche Lufthansa AG*	2,309	14,214
Deutsche Post AG	3,736	149,215
Deutsche Telekom AG	13,069	248,298
Deutsche Wohnen SE	202	4,995
DWS Group GmbH & Co. KGaA, 144A	122	3,561
E.ON SE	8,550	76,857
Evonik Industries AG	768	16,381
Evotec SE*	638	16,576
Fielmann AG	95	3,840
Fraport AG Frankfurt Airport Services Worldwide*	147	6,723
Fresenius Medical Care AG & Co. KGaA	784	29,066
Fresenius SE & Co. KGaA	1,575	40,303
Fuchs Petrolub SE	142	3,628
GEA Group AG	666	24,860
Hannover Rueck SE	231	32,767
HeidelbergCement AG	543	27,659
Hella GmbH & Co. KGaA	91	6,382
HelloFresh SE*	656	18,132
Henkel AG & Co. KGaA	407	25,663
HOCHTIEF AG	71	3,811
Infineon Technologies AG	5,029	137,918
KION Group AG	302	13,775
Knorr-Bremse AG	265	15,787
LANXESS AG	357	13,129
LEG Immobilien SE	293	26,618
Mercedes-Benz Group AG	3,246	191,430

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Merck KGaA	499	$95,040
METRO AG*	519	4,218
MTU Aero Engines AG	206	39,823
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	541	122,648
Nemetschek SE	216	14,460
Puma SE	401	27,077
Rational AG	17	11,850
Rheinmetall AG	167	30,624
RWE AG	2,433	100,089
SAP SE	4,282	399,394
Sartorius AG	9	3,672
Scout24 SE, 144A	304	17,379
Siemens AG	2,914	325,039
Siemens Energy AG	1,725	28,665
Siemens Healthineers AG, 144A	1,069	54,779
Sixt SE	52	6,348
SUSE SA*	147	2,639
Symrise AG	503	58,693
Talanx AG	220	8,031
Telefonica Deutschland Holding AG	3,678	9,778
thyssenkrupp AG*	1,998	12,340
Traton SE	207	3,222
TUI AG*	4,737	7,654
Uniper SE	357	2,385
United Internet AG	445	11,722
Vantage Towers AG	379	11,247
Varta AG	51	4,152
Volkswagen AG	128	25,353
Vonovia SE	3,001	99,993
Wacker Chemie AG	62	9,334
Zalando SE, 144A*	877	24,690
		4,088,288
Hong Kong 2.4%
AIA Group Ltd.	47,200	474,202
ASMPT Ltd.	1,400	11,155
Bank of East Asia Ltd. (The)	3,600	4,576
Brightoil Petroleum Holdings Ltd.*^	7,000	—
Cathay Pacific Airways Ltd.*	3,700	3,833
Champion REIT, REIT	8,000	3,528
CK Asset Holdings Ltd.	7,300	51,682
CK Infrastructure Holdings Ltd.	2,200	13,796
CLP Holdings Ltd.	6,400	54,269
Dah Sing Banking Group Ltd.	2,400	1,831

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Dah Sing Financial Holdings Ltd.	400	$1,050
DFI Retail Group Holdings Ltd.	1,200	3,365
Guotai Junan International Holdings Ltd.	7,000	705
Haitong International Securities Group Ltd.	14,300	1,712
Hang Lung Group Ltd.	2,800	5,050
Hang Lung Properties Ltd.	8,000	14,596
Hang Seng Bank Ltd.	2,800	45,166
Henderson Land Development Co. Ltd.	5,004	17,420
Hong Kong & China Gas Co. Ltd.	41,356	43,677
Hong Kong Exchanges & Clearing Ltd.	4,940	226,699
Hongkong Land Holdings Ltd.	4,700	24,431
Huabao International Holdings Ltd.	4,000	2,157
Hutchison Port Holdings Trust, UTS	21,100	4,969
Hutchison Telecommunications Hong Kong Holdings Ltd.	8,000	1,446
Hysan Development Co. Ltd.	1,800	5,518
Jardine Matheson Holdings Ltd.	587	31,003
Johnson Electric Holdings Ltd.	1,500	1,918
Kerry Properties Ltd.	2,400	5,772
Lifestyle International Holdings Ltd.*	2,000	687
Link REIT, REIT	8,100	67,832
Man Wah Holdings Ltd.	6,800	5,323
Melco International Development Ltd.*	3,600	2,442
MTR Corp. Ltd.	5,500	29,125
New World Development Co. Ltd.	4,900	16,385
NWS Holdings Ltd.	4,000	3,967
Orient Overseas International Ltd.	500	17,425
PCCW Ltd.	16,000	8,563
Power Assets Holdings Ltd.	5,600	36,667
Prudential PLC	10,613	130,905
Shun Tak Holdings Ltd.*	8,000	1,500
Sino Land Co. Ltd.	13,600	20,207
Sun Hung Kai Properties Ltd.	5,500	65,654
Swire Pacific Ltd. (Class A Stock)	2,000	11,390
Swire Pacific Ltd. (Class B Stock)	2,900	2,731
Swire Properties Ltd.	4,000	9,531
Techtronic Industries Co. Ltd.	5,000	55,483
United Energy Group Ltd.	30,000	3,447
Vinda International Holdings Ltd.	1,000	2,661
Vitasoy International Holdings Ltd.	3,000	4,521
VTech Holdings Ltd.	600	4,090
WH Group Ltd., 144A	31,200	23,629
Wharf Real Estate Investment Co. Ltd.	5,500	24,482
Yue Yuen Industrial Holdings Ltd.	2,700	3,588
		1,607,761

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Indonesia 0.0%
First Pacific Co. Ltd.	10,000	$3,990
Golden Agri-Resources Ltd.	25,200	4,745
		8,735
Ireland 0.5%
AIB Group PLC	3,424	7,788
CRH PLC	2,952	113,241
Flutter Entertainment PLC*	678	68,150
Glanbia PLC	811	9,556
Kerry Group PLC (Class A Stock)	595	62,803
Kingspan Group PLC	583	37,737
Smurfit Kappa Group PLC	1,005	36,539
		335,814
Israel 0.7%
AFI Properties Ltd.	67	3,505
Airport City Ltd.*	285	5,510
Alony Hetz Properties & Investments Ltd.	408	5,954
Amot Investments Ltd.	580	3,976
Ashtrom Group Ltd.	171	3,985
Azrieli Group Ltd.	151	12,104
Bank Hapoalim BM	5,161	48,101
Bank Leumi Le-Israel BM	5,933	57,690
Bezeq The Israeli Telecommunication Corp. Ltd.	8,268	14,156
Big Shopping Centers Ltd.	39	5,195
Camtek Ltd.*	108	3,187
Elbit Systems Ltd.	98	22,612
Elco Ltd.	39	2,706
Electra Ltd.	9	5,394
Energix-Renewable Energies Ltd.	729	2,955
Enlight Renewable Energy Ltd.*	3,875	8,828
Fattal Holdings 1998 Ltd.*	20	2,339
First International Bank of Israel Ltd. (The)	211	8,921
Fox Wizel Ltd.	27	3,433
G City Ltd.	280	1,728
Gav-Yam Lands Corp. Ltd.	115	1,107
Harel Insurance Investments & Financial Services Ltd.	462	4,724
ICL Group Ltd.	2,783	25,360
Israel Corp. Ltd. (The)*	14	6,235
Israel Discount Bank Ltd. (Class A Stock)	4,991	28,378
Maytronics Ltd.	183	2,411
Melisron Ltd.*	63	4,767
Mivne Real Estate KD Ltd.	2,710	9,204

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Israel (cont’d.)
Mizrahi Tefahot Bank Ltd.	551	$20,484
Nice Ltd.*	245	52,307
Nova Ltd.*	113	12,001
OPC Energy Ltd.*	304	3,516
Paz Oil Co. Ltd.*	39	4,810
Phoenix Holdings Ltd. (The)	494	5,279
Sapiens International Corp. NV	130	3,410
Shapir Engineering and Industry Ltd.	367	3,268
Shikun & Binui Ltd.*	905	4,266
Shufersal Ltd.	463	3,025
Strauss Group Ltd.	145	3,853
Teva Pharmaceutical Industries Ltd.*	3,967	37,765
Tower Semiconductor Ltd.*	421	20,068
		478,517
Italy 1.8%
A2A SpA	6,319	8,145
Amplifon SpA	518	17,129
Assicurazioni Generali SpA	5,030	75,197
Atlantia SpA	1,951	45,089
Banca Mediolanum SpA	1,104	7,311
Buzzi Unicem SpA	332	6,070
Coca-Cola HBC AG*	794	19,542
Davide Campari-Milano NV	1,988	22,071
De’ Longhi SpA	276	5,249
DiaSorin SpA	92	12,792
Enel SpA	30,007	151,273
Eni SpA	9,530	114,556
Ferrari NV	464	98,536
FinecoBank Banca Fineco SpA	2,456	30,523
Hera SpA	3,219	9,249
Infrastrutture Wireless Italiane SpA, 144A	1,429	15,017
Interpump Group SpA	336	14,360
Intesa Sanpaolo SpA	64,111	113,849
Italgas SpA	2,028	11,602
Leonardo SpA	1,657	15,520
Mediobanca Banca di Credito Finanziario SpA	2,579	22,119
Moncler SpA	833	41,757
Nexi SpA, 144A*	2,987	27,128
Pirelli & C SpA, 144A	1,969	8,525
Poste Italiane SpA, 144A	1,836	15,423
PRADA SpA	2,000	11,543
Prysmian SpA	1,017	32,337
Recordati Industria Chimica e Farmaceutica SpA	394	17,474

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Reply SpA	96	$12,638
Snam SpA	8,603	43,166
Telecom Italia SpA*	43,637	9,681
Telecom Italia SpA, RSP*	24,530	5,135
Terna - Rete Elettrica Nazionale	5,438	41,632
UniCredit SpA	8,036	79,474
UnipolSai Assicurazioni SpA	1,497	3,390
		1,164,502
Japan 21.8%
ABC-Mart, Inc.	100	4,235
Acom Co. Ltd.	1,200	3,002
Activia Properties, Inc., REIT	3	9,406
Advance Residence Investment Corp., REIT	5	13,777
Advantest Corp.	670	39,850
Aeon Co. Ltd.	2,680	54,047
AEON Financial Service Co. Ltd.	410	4,489
Aeon Mall Co. Ltd.	430	5,487
AEON REIT Investment Corp., REIT	7	8,210
AGC, Inc.	720	26,246
Aica Kogyo Co. Ltd.	280	6,488
Ain Holdings, Inc.	100	5,764
Air Water, Inc.	680	9,155
Aisin Corp.	600	17,819
Ajinomoto Co., Inc.	1,820	47,895
Alfresa Holdings Corp.	650	8,675
Alps Alpine Co. Ltd.	800	8,326
Amada Co. Ltd.	1,100	8,879
Amano Corp.	310	5,964
ANA Holdings, Inc.*	650	12,135
Anritsu Corp.	560	6,845
Aozora Bank Ltd.	520	10,870
As One Corp.	20	949
Asahi Group Holdings Ltd.	1,840	63,970
Asahi Intecc Co. Ltd.	800	14,800
Asahi Kasei Corp.	4,950	39,711
Asics Corp.	700	13,337
ASKUL Corp.	200	2,638
Astellas Pharma, Inc.	7,030	110,100
Azbil Corp.	500	15,052
Bandai Namco Holdings, Inc.	770	60,154
Bank of Kyoto Ltd. (The)	240	10,211
BayCurrent Consulting, Inc.	40	12,515
Benefit One, Inc.	200	3,248

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Benesse Holdings, Inc.	320	$5,767
Bic Camera, Inc.	600	5,217
BIPROGY, Inc.	300	6,402
Bridgestone Corp.	2,200	85,813
Brother Industries Ltd.	950	17,795
Calbee, Inc.	340	7,296
Canon Marketing Japan, Inc.	160	3,757
Canon, Inc.	3,830	90,609
Capcom Co. Ltd.	800	22,238
Casio Computer Co. Ltd.	800	7,826
Central Japan Railway Co.	694	81,265
Chiba Bank Ltd. (The)	2,650	14,699
Chubu Electric Power Co., Inc.	2,800	29,869
Chugai Pharmaceutical Co. Ltd.	2,470	69,389
Chugoku Bank Ltd. (The)	650	4,727
Chugoku Electric Power Co., Inc. (The)	1,080	7,057
Coca-Cola Bottlers Japan Holdings, Inc.	540	6,157
COMSYS Holdings Corp.	400	8,036
Concordia Financial Group Ltd.	4,450	15,139
Cosmo Energy Holdings Co. Ltd.	300	9,099
Cosmos Pharmaceutical Corp.	90	9,676
Credit Saison Co. Ltd.	650	8,300
CyberAgent, Inc.	1,610	16,065
Dai Nippon Printing Co. Ltd.	1,050	23,171
Daicel Corp.	980	6,234
Daido Steel Co. Ltd.	60	1,791
Daifuku Co. Ltd.	350	22,318
Dai-ichi Life Holdings, Inc.	3,750	65,231
Daiichi Sankyo Co. Ltd.	7,260	192,497
Daiichikosho Co. Ltd.	130	3,687
Daikin Industries Ltd.	1,060	185,901
Daio Paper Corp.	300	3,212
Daito Trust Construction Co. Ltd.	246	23,321
Daiwa House Industry Co. Ltd.	2,570	63,500
Daiwa House REIT Investment Corp., REIT	9	21,661
Daiwa Office Investment Corp., REIT	1	5,073
Daiwa Securities Group, Inc.	5,850	27,005
DeNA Co. Ltd.	410	6,056
Denka Co. Ltd.	390	10,112
Denso Corp.	1,780	97,357
Dentsu Group, Inc.	780	27,247
Descente Ltd.	150	3,200
DIC Corp.	300	5,548
Disco Corp.	130	31,763

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
DMG Mori Co. Ltd.	400	$5,372
Dowa Holdings Co. Ltd.	170	6,165
East Japan Railway Co.	1,330	69,435
Ebara Corp.	300	11,752
Eisai Co. Ltd.	964	44,146
Electric Power Development Co. Ltd.	700	11,811
ENEOS Holdings, Inc.	12,010	46,460
EXEO Group, Inc.	390	6,535
Ezaki Glico Co. Ltd.	210	6,136
Fancl Corp.	300	5,718
FANUC Corp.	733	126,414
Fast Retailing Co. Ltd.	195	118,090
Food & Life Cos. Ltd.	400	7,795
FP Corp.	180	4,053
Fuji Electric Co. Ltd.	500	22,583
Fuji Kyuko Co. Ltd.	100	3,069
Fuji Media Holdings, Inc.	200	1,741
Fuji Oil Holdings, Inc.	160	2,731
FUJIFILM Holdings Corp.	1,360	77,686
Fujitsu General Ltd.	200	4,264
Fujitsu Ltd.	710	95,184
Fukuoka Financial Group, Inc.	660	11,698
Fukuyama Transporting Co. Ltd.	120	2,803
Furukawa Electric Co. Ltd.	200	3,496
GLP J-REIT, REIT	17	22,358
GMO internet, Inc.	200	3,928
GMO Payment Gateway, Inc.	190	15,790
Goldwin, Inc.	142	8,860
GS Yuasa Corp.	300	5,477
GungHo Online Entertainment, Inc.	120	2,341
H.U. Group Holdings, Inc.	240	5,752
Hachijuni Bank Ltd. (The)	1,390	5,175
Hakuhodo DY Holdings, Inc.	900	9,257
Hamamatsu Photonics KK	450	20,448
Hankyu Hanshin Holdings, Inc.	770	22,335
Haseko Corp.	970	11,809
Heiwa Corp.	200	3,122
Hikari Tsushin, Inc.	80	8,815
Hino Motors Ltd.	1,100	5,717
Hirogin Holdings, Inc.	1,100	5,082
Hirose Electric Co. Ltd.	145	20,832
Hisamitsu Pharmaceutical Co., Inc.	310	8,085
Hitachi Construction Machinery Co. Ltd.	420	9,266
Hitachi Ltd.	3,580	181,248

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Hitachi Metals Ltd.*	800	$12,301
Hitachi Transport System Ltd.	150	9,770
Honda Motor Co. Ltd.	6,540	167,602
Horiba Ltd.	150	7,394
Hoshizaki Corp.	340	10,143
House Foods Group, Inc.	340	7,311
Hoya Corp.	1,330	133,255
Hulic Co. Ltd.	1,710	13,714
Ibiden Co. Ltd.	360	10,624
Idemitsu Kosan Co. Ltd.	947	24,627
IHI Corp.	530	13,975
Iida Group Holdings Co. Ltd.	530	8,677
Industrial & Infrastructure Fund Investment Corp., REIT	7	9,733
Information Services International-Dentsu Ltd.	100	3,363
INFRONEER Holdings, Inc.	1,078	7,913
Inpex Corp.	3,950	45,274
Internet Initiative Japan, Inc.	200	8,121
Isetan Mitsukoshi Holdings Ltd.	1,400	11,208
Isuzu Motors Ltd.	2,150	23,582
Ito En Ltd.	230	10,838
ITOCHU Corp.	5,150	149,915
Itochu Techno-Solutions Corp.	380	10,184
Itoham Yonekyu Holdings, Inc.	400	2,005
Iwatani Corp.	150	6,288
Iyo Bank Ltd. (The)	970	4,706
Izumi Co. Ltd.	200	4,688
J Front Retailing Co. Ltd.	900	7,577
Japan Airlines Co. Ltd.*	560	9,701
Japan Airport Terminal Co. Ltd.*	150	5,880
Japan Aviation Electronics Industry Ltd.	220	3,758
Japan Exchange Group, Inc.	2,100	33,392
Japan Hotel REIT Investment Corp., REIT	17	8,822
Japan Logistics Fund, Inc., REIT	4	9,612
Japan Metropolitan Fund Investment Corp., REIT	27	22,002
Japan Post Bank Co. Ltd.	1,600	12,799
Japan Post Holdings Co. Ltd.	8,450	60,839
Japan Post Insurance Co. Ltd.	800	12,934
Japan Prime Realty Investment Corp., REIT	3	9,161
Japan Real Estate Investment Corp., REIT	5	24,145
Japan Steel Works Ltd. (The)	300	6,950
Japan Tobacco, Inc.	4,530	81,339
JCR Pharmaceuticals Co. Ltd.	200	3,716
Jeol Ltd.	100	4,547
JFE Holdings, Inc.	2,030	22,888

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
JGC Holdings Corp.	880	$10,823
JSR Corp.	800	22,158
JTEKT Corp.	900	6,673
Justsystems Corp.	60	1,852
Kadokawa Corp.	400	9,714
Kagome Co. Ltd.	300	7,096
Kajima Corp.	1,750	19,977
Kakaku.com, Inc.	550	10,773
Kaken Pharmaceutical Co. Ltd.	50	1,460
Kamigumi Co. Ltd.	380	7,727
Kandenko Co. Ltd.	400	2,483
Kaneka Corp.	230	6,232
Kansai Electric Power Co., Inc. (The)	2,920	29,605
Kansai Paint Co. Ltd.	780	11,217
Kao Corp.	1,780	77,420
Katitas Co. Ltd.	200	5,035
Kawasaki Heavy Industries Ltd.	590	11,588
Kawasaki Kisen Kaisha Ltd.	300	22,122
KDDI Corp.	6,310	202,313
Keihan Holdings Co. Ltd.	410	10,230
Keikyu Corp.	1,000	11,107
Keio Corp.	460	17,613
Keisei Electric Railway Co. Ltd.	550	15,079
Kenedix Office Investment Corp., REIT	1	5,375
Kewpie Corp.	460	7,991
Keyence Corp.	746	295,671
Kikkoman Corp.	710	42,099
Kinden Corp.	500	5,903
Kintetsu Group Holdings Co. Ltd.	660	21,811
Kirin Holdings Co. Ltd.	3,050	50,167
Kobayashi Pharmaceutical Co. Ltd.	230	15,323
Kobe Bussan Co. Ltd.	550	15,678
Kobe Steel Ltd.	1,200	5,579
Koei Tecmo Holdings Co. Ltd.	260	9,077
Koito Manufacturing Co. Ltd.	380	12,491
Kokuyo Co. Ltd.	300	4,000
Komatsu Ltd.	3,510	81,146
Konami Group Corp.	300	17,732
Konica Minolta, Inc.	1,600	5,675
Kose Corp.	130	11,604
Kotobuki Spirits Co. Ltd.	70	3,826
K’s Holdings Corp.	600	6,059
Kubota Corp.	4,150	68,904
Kuraray Co. Ltd.	1,400	11,269

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Kurita Water Industries Ltd.	360	$14,601
Kyocera Corp.	1,150	63,927
Kyowa Kirin Co. Ltd.	1,020	24,047
Kyudenko Corp.	150	3,265
Kyushu Electric Power Co., Inc.	1,800	11,766
Kyushu Financial Group, Inc.	1,500	4,433
Kyushu Railway Co.	620	12,999
LaSalle Logiport REIT, REIT	7	9,225
Lasertec Corp.	300	42,951
Lawson, Inc.	150	5,319
Lintec Corp.	240	4,219
Lion Corp.	940	10,823
Lixil Corp.	1,020	21,109
M3, Inc.	1,570	54,699
Mabuchi Motor Co. Ltd.	160	4,586
Makita Corp.	900	21,995
Mani, Inc.	280	3,316
Marubeni Corp.	5,950	55,349
Marui Group Co. Ltd.	780	14,238
Maruichi Steel Tube Ltd.	270	5,976
Maruwa Unyu Kikan Co. Ltd.	200	2,296
Matsui Securities Co. Ltd.	300	1,813
MatsukiyoCocokara & Co.	440	16,613
Mazda Motor Corp.	2,300	19,388
Mebuki Financial Group, Inc.	3,400	6,860
Medipal Holdings Corp.	600	9,052
MEIJI Holdings Co. Ltd.	516	26,940
Menicon Co. Ltd.	200	5,043
MINEBEA MITSUMI, Inc.	1,700	30,580
MISUMI Group, Inc.	1,150	28,610
Mitsubishi Chemical Group Corp.	5,100	28,680
Mitsubishi Corp.	4,580	136,114
Mitsubishi Electric Corp.	7,480	78,946
Mitsubishi Estate Co. Ltd.	4,320	64,159
Mitsubishi Gas Chemical Co., Inc.	720	10,466
Mitsubishi HC Capital, Inc.	2,423	11,742
Mitsubishi Heavy Industries Ltd.	1,110	41,217
Mitsubishi Logistics Corp.	290	7,781
Mitsubishi Materials Corp.	510	7,716
Mitsubishi Motors Corp.*	2,100	7,317
Mitsubishi UFJ Financial Group, Inc.	47,000	264,821
Mitsui & Co. Ltd.	6,000	132,374
Mitsui Chemicals, Inc.	740	15,588
Mitsui Fudosan Co. Ltd.	3,510	78,447

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Mitsui Fudosan Logistics Park, Inc., REIT	2	$7,855
Mitsui High-Tec, Inc.	100	6,717
Mitsui Mining & Smelting Co. Ltd.	200	4,790
Mitsui OSK Lines Ltd.	1,310	35,921
Miura Co. Ltd.	430	10,367
Mizuho Financial Group, Inc.	9,780	116,640
Money Forward, Inc.*	200	5,185
MonotaRO Co. Ltd.	920	16,427
Mori Hills REIT Investment Corp., REIT	6	6,895
Morinaga & Co. Ltd.	140	4,400
Morinaga Milk Industry Co. Ltd.	110	4,056
MS&AD Insurance Group Holdings, Inc.	1,760	57,079
Murata Manufacturing Co. Ltd.	2,170	126,751
Nabtesco Corp.	480	11,504
Nagase & Co. Ltd.	400	6,017
Nagoya Railroad Co. Ltd.	760	12,251
Nankai Electric Railway Co. Ltd.	430	8,495
NEC Corp.	1,000	36,914
NEC Networks & System Integration Corp.	300	4,141
NET One Systems Co. Ltd.	360	8,384
Nexon Co. Ltd.	1,540	34,961
NGK Insulators Ltd.	1,030	15,065
NGK Spark Plug Co. Ltd.	810	15,862
NH Foods Ltd.	400	12,119
NHK Spring Co. Ltd.	680	4,634
Nichirei Corp.	400	7,137
Nidec Corp.	1,740	120,920
Nifco, Inc.	350	8,494
Nihon Kohden Corp.	300	6,712
Nihon M&A Center Holdings, Inc.	1,000	13,382
Nikon Corp.	1,300	14,972
Nintendo Co. Ltd.	420	187,813
Nippon Accommodations Fund, Inc., REIT	1	5,225
Nippon Building Fund, Inc., REIT	6	31,828
Nippon Electric Glass Co. Ltd.	330	6,570
NIPPON EXPRESS HOLDINGS, Inc.	270	16,134
Nippon Kayaku Co. Ltd.	700	5,893
Nippon Paint Holdings Co. Ltd.	4,050	30,959
Nippon Prologis REIT, Inc., REIT	10	26,005
Nippon Sanso Holdings Corp.	590	9,949
Nippon Shinyaku Co. Ltd.	150	9,284
Nippon Shokubai Co. Ltd.	130	5,088
Nippon Steel Corp.	3,280	48,807
Nippon Telegraph & Telephone Corp.	4,570	130,544

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Nippon Television Holdings, Inc.	200	$1,863
Nippon Yusen KK	600	47,131
Nipro Corp.	500	4,385
Nishi-Nippon Railroad Co. Ltd.	280	6,179
Nissan Chemical Corp.	510	26,078
Nissan Motor Co. Ltd.	8,050	30,613
Nisshin Seifun Group, Inc.	1,060	13,048
Nissin Foods Holdings Co. Ltd.	250	18,107
Nitori Holdings Co. Ltd.	332	35,125
Nitto Denko Corp.	500	32,198
NOF Corp.	200	7,913
NOK Corp.	450	4,041
Nomura Holdings, Inc.	12,050	45,977
Nomura Real Estate Holdings, Inc.	430	10,432
Nomura Real Estate Master Fund, Inc., REIT	19	23,803
Nomura Research Institute Ltd.	1,510	45,367
NS Solutions Corp.	130	3,825
NSK Ltd.	1,800	10,080
NTT Data Corp.	2,500	37,838
Obayashi Corp.	2,700	19,857
OBIC Business Consultants Co. Ltd.	60	2,047
Obic Co. Ltd.	250	39,967
Odakyu Electric Railway Co. Ltd.	1,240	17,785
Oji Holdings Corp.	3,500	14,592
OKUMA Corp.	50	1,965
Olympus Corp.	4,830	103,372
Omron Corp.	670	37,472
Ono Pharmaceutical Co. Ltd.	1,580	44,428
Open House Group Co. Ltd.	310	13,524
Oracle Corp.	150	9,355
Orient Corp.	1,800	1,830
Oriental Land Co. Ltd.	750	113,872
ORIX Corp.	4,600	81,980
Orix JREIT, Inc., REIT	10	14,347
Osaka Gas Co. Ltd.	1,590	28,585
OSG Corp.	260	3,568
Otsuka Corp.	390	12,162
Otsuka Holdings Co. Ltd.	1,560	55,728
PALTAC Corp.	100	3,135
Pan Pacific International Holdings Corp.	1,600	24,913
Panasonic Holdings Corp.	8,210	67,783
Park24 Co. Ltd.*	420	5,902
Penta-Ocean Construction Co. Ltd.	1,200	6,596
PeptiDream, Inc.*	370	4,633

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Persol Holdings Co. Ltd.	650	$13,456
Pigeon Corp.	460	6,701
Pola Orbis Holdings, Inc.	310	3,800
Rakus Co. Ltd.	400	5,659
Rakuten Group, Inc.	3,250	16,112
Recruit Holdings Co. Ltd.	5,300	198,077
Relo Group, Inc.	400	6,642
Renesas Electronics Corp.*	3,980	37,909
Rengo Co. Ltd.	800	4,679
RENOVA, Inc.*	200	3,781
Resona Holdings, Inc.	8,710	33,849
Resorttrust, Inc.	220	3,617
Ricoh Co. Ltd.	2,400	19,303
Rinnai Corp.	160	12,165
Rohm Co. Ltd.	260	19,295
Rohto Pharmaceutical Co. Ltd.	300	8,992
Ryohin Keikaku Co. Ltd.	880	8,735
Sankyo Co. Ltd.	160	5,032
Sankyu, Inc.	200	6,632
Sansan, Inc.*	400	4,023
Santen Pharmaceutical Co. Ltd.	1,400	11,340
Sanwa Holdings Corp.	760	8,210
Sapporo Holdings Ltd.	300	6,718
Sawai Group Holdings Co. Ltd.	150	4,866
SBI Holdings, Inc.	1,000	20,287
SCREEN Holdings Co. Ltd.	180	13,026
SCSK Corp.	480	8,453
Secom Co. Ltd.	800	53,432
Sega Sammy Holdings, Inc.	770	13,223
Seibu Holdings, Inc.	900	9,098
Seiko Epson Corp.	1,050	15,774
Seino Holdings Co. Ltd.	600	4,977
Sekisui Chemical Co. Ltd.	1,400	19,697
Sekisui House Ltd.	2,280	40,382
Sekisui House Reit, Inc., REIT	16	10,022
Seven & i Holdings Co. Ltd.	2,950	120,243
Seven Bank Ltd.	2,000	3,969
SG Holdings Co. Ltd.	1,700	32,444
Sharp Corp.	740	5,956
SHIFT, Inc.*	30	4,715
Shikoku Electric Power Co., Inc.	600	3,545
Shimadzu Corp.	980	34,867
Shimamura Co. Ltd.	100	9,589
Shimano, Inc.	330	55,125

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Shimizu Corp.	2,100	$11,904
Shin-Etsu Chemical Co. Ltd.	1,530	195,984
Shinko Electric Industries Co. Ltd.	300	7,726
Shinsei Bank Ltd.	230	3,479
Shionogi & Co. Ltd.	1,040	53,343
Ship Healthcare Holdings, Inc.	300	5,733
Shiseido Co. Ltd.	1,500	61,700
Shizuoka Bank Ltd. (The)	1,860	11,256
SHO-BOND Holdings Co. Ltd.	182	8,053
Shochiku Co. Ltd.*	50	4,811
Showa Denko KK	700	11,739
Skylark Holdings Co. Ltd.*	900	10,738
SMC Corp.	225	110,888
SMS Co. Ltd.	200	4,808
SoftBank Corp.	10,550	121,982
SoftBank Group Corp.	4,200	176,429
Sohgo Security Services Co. Ltd.	220	6,165
Sojitz Corp.	930	14,133
Sompo Holdings, Inc.	1,210	54,004
Sony Group Corp.	4,830	409,719
Sotetsu Holdings, Inc.	360	6,365
Square Enix Holdings Co. Ltd.	230	10,672
Stanley Electric Co. Ltd.	540	9,489
Subaru Corp.	2,420	42,110
Sugi Holdings Co. Ltd.	150	6,767
SUMCO Corp.	1,330	18,610
Sumitomo Bakelite Co. Ltd.	100	3,237
Sumitomo Chemical Co. Ltd.	6,050	23,776
Sumitomo Corp.	4,480	62,989
Sumitomo Electric Industries Ltd.	3,020	33,669
Sumitomo Forestry Co. Ltd.	500	7,763
Sumitomo Heavy Industries Ltd.	410	9,381
Sumitomo Metal Mining Co. Ltd.	910	28,614
Sumitomo Mitsui Financial Group, Inc.	5,020	157,488
Sumitomo Mitsui Trust Holdings, Inc.	1,380	45,332
Sumitomo Pharma Co. Ltd.	700	5,482
Sumitomo Realty & Development Co. Ltd.	1,500	41,420
Sumitomo Rubber Industries Ltd.	700	6,311
Sundrug Co. Ltd.	320	7,506
Suntory Beverage & Food Ltd.	420	16,572
Suzuken Co. Ltd.	230	6,357
Suzuki Motor Corp.	1,720	56,380
Sysmex Corp.	710	49,708
T&D Holdings, Inc.	2,050	23,202

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Taiheiyo Cement Corp.	430	$6,451
Taisei Corp.	650	20,739
Taisho Pharmaceutical Holdings Co. Ltd.	180	7,167
Taiyo Yuden Co. Ltd.	400	14,216
Takara Bio, Inc.	230	3,717
Takara Holdings, Inc.	700	5,663
Takashimaya Co. Ltd.	600	6,446
Takeda Pharmaceutical Co. Ltd.	5,833	171,141
TBS Holdings, Inc.	170	2,177
TDK Corp.	1,360	42,833
TechnoPro Holdings, Inc.	440	10,225
Teijin Ltd.	740	7,841
Terumo Corp.	2,510	85,700
THK Co. Ltd.	470	9,971
TIS, Inc.	1,000	28,354
Tobu Railway Co. Ltd.	830	19,708
Toda Corp.	800	4,291
Toho Co. Ltd.	420	16,679
Toho Gas Co. Ltd.	370	8,907
Tohoku Electric Power Co., Inc.	1,780	9,855
Tokai Carbon Co. Ltd.	800	6,468
Tokio Marine Holdings, Inc.	2,420	141,667
Tokyo Century Corp.	260	9,195
Tokyo Electric Power Co. Holdings, Inc.*	6,300	24,793
Tokyo Electron Ltd.	590	203,074
Tokyo Gas Co. Ltd.	1,690	33,193
Tokyo Ohka Kogyo Co. Ltd.	150	7,778
Tokyo Tatemono Co. Ltd.	770	11,340
Tokyu Corp.	1,950	23,910
Tokyu Fudosan Holdings Corp.	2,400	13,005
TOPPAN, Inc.	1,100	18,717
Toray Industries, Inc.	5,840	31,988
Toshiba Corp.	1,610	65,314
Toshiba TEC Corp.	100	3,301
Tosoh Corp.	1,150	14,990
TOTO Ltd.	530	18,053
Toyo Seikan Group Holdings Ltd.	570	6,564
Toyo Suisan Kaisha Ltd.	370	15,721
Toyo Tire Corp.	400	5,376
Toyoda Gosei Co. Ltd.	310	4,892
Toyota Boshoku Corp.	280	4,140
Toyota Industries Corp.	630	38,360
Toyota Motor Corp.	47,300	767,728
Toyota Tsusho Corp.	860	29,351

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Trend Micro, Inc.	440	$25,570
TS Tech Co. Ltd.	360	4,105
Tsumura & Co.	280	6,570
Tsuruha Holdings, Inc.	160	9,116
UBE Corp.	400	6,263
Ulvac, Inc.	200	7,552
Unicharm Corp.	1,440	52,160
United Urban Investment Corp., REIT	13	14,171
Ushio, Inc.	400	5,530
USS Co. Ltd.	850	16,679
Welcia Holdings Co. Ltd.	420	9,381
West Japan Railway Co.	860	31,588
Yakult Honsha Co. Ltd.	500	30,450
Yamada Holdings Co. Ltd.	2,700	9,748
Yamaguchi Financial Group, Inc.	900	5,095
Yamaha Corp.	520	22,180
Yamaha Motor Co. Ltd.	1,250	24,146
Yamato Holdings Co. Ltd.	1,330	23,274
Yamato Kogyo Co. Ltd.	100	3,420
Yamazaki Baking Co. Ltd.	500	6,037
Yaoko Co. Ltd.	100	4,863
Yaskawa Electric Corp.	970	33,973
Yokogawa Electric Corp.	1,000	17,733
Yokohama Rubber Co. Ltd. (The)	470	6,884
Z Holdings Corp.	10,450	36,933
Zenkoku Hosho Co. Ltd.	200	6,804
Zensho Holdings Co. Ltd.	400	10,590
Zeon Corp.	600	6,093
ZOZO, Inc.	490	10,585
		14,502,772
Jordan 0.0%
Hikma Pharmaceuticals PLC	693	14,648
Luxembourg 0.2%
ArcelorMittal SA	2,111	52,087
Eurofins Scientific SE	472	36,796
L’Occitane International SA	1,750	5,970
RTL Group SA	157	6,167
		101,020
Macau 0.1%
Galaxy Entertainment Group Ltd.	8,500	50,567

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Macau (cont’d.)
MGM China Holdings Ltd.*	3,100	$1,664
Sands China Ltd.*	10,000	23,455
SJM Holdings Ltd.*	7,600	3,101
Wynn Macau Ltd.*	6,000	3,946
		82,733
Mexico 0.0%
Fresnillo PLC	723	6,499
Netherlands 4.6%
Aalberts NV	387	16,585
ABN AMRO Bank NV, 144A, CVA	1,666	16,990
Adyen NV, 144A*	113	203,261
Aegon NV	7,126	31,299
Akzo Nobel NV	682	45,899
Argenx SE*	207	75,617
ASM International NV	184	56,520
ASML Holding NV	1,477	848,918
ASR Nederland NV	526	21,986
BE Semiconductor Industries NV	292	15,675
CTP NV, 144A	242	3,112
Euronext NV, 144A	313	25,503
EXOR NV	416	29,258
Heineken Holding NV	408	32,240
Heineken NV	919	90,601
IMCD NV	220	35,233
ING Groep NV	14,602	141,841
JDE Peet’s NV	349	10,122
Koninklijke Ahold Delhaize NV	3,908	107,621
Koninklijke DSM NV	670	107,300
Koninklijke KPN NV	12,338	40,703
Koninklijke Philips NV	3,359	69,519
Koninklijke Vopak NV	270	6,266
NN Group NV	1,150	53,961
Randstad NV	444	22,441
Shell PLC	29,004	773,720
Universal Music Group NV	2,883	65,261
Wolters Kluwer NV	997	108,277
		3,055,729
New Zealand 0.3%
a2 Milk Co. Ltd. (The)*	2,998	9,420
Air New Zealand Ltd.*	6,155	2,370

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
New Zealand (cont’d.)
Auckland International Airport Ltd.*	4,797	$22,525
Contact Energy Ltd.	3,150	15,196
Fisher & Paykel Healthcare Corp. Ltd.	2,288	30,597
Fletcher Building Ltd.	3,406	11,081
Infratil Ltd.	2,162	11,416
Kiwi Property Group Ltd.	6,110	3,923
Mainfreight Ltd.	337	16,370
Mercury NZ Ltd.	2,799	10,706
Meridian Energy Ltd.	5,141	16,134
Ryman Healthcare Ltd.	1,804	10,552
SKYCITY Entertainment Group Ltd.	3,080	5,380
Spark New Zealand Ltd.	7,564	24,323
Xero Ltd.*	503	33,137
		223,130
Nigeria 0.0%
Airtel Africa PLC, 144A	4,017	7,765
Norway 0.7%
Aker ASA (Class A Stock)	99	7,689
Aker BP ASA	511	17,755
Aker BP ASA, SDR*	722	24,952
AutoStore Holdings Ltd., 144A*	2,344	4,365
DNB Bank ASA	3,954	77,996
Equinor ASA	3,707	142,734
Gjensidige Forsikring ASA	694	14,516
Leroy Seafood Group ASA	1,003	7,879
Mowi ASA	1,707	39,389
Nordic Semiconductor ASA*	633	11,124
Norsk Hydro ASA	5,382	36,464
Orkla ASA	3,084	26,622
Salmar ASA	217	15,543
Schibsted ASA (Class A Stock)	340	6,390
Schibsted ASA (Class B Stock)	424	7,627
Telenor ASA	2,446	29,705
TOMRA Systems ASA	939	21,982
		492,732
Poland 0.2%
Allegro.eu SA, 144A*	1,698	9,235
Bank Polska Kasa Opieki SA	637	10,089
CD Projekt SA	262	5,152
Cyfrowy Polsat SA	1,109	4,780

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Poland (cont’d.)
Dino Polska SA, 144A*	201	$15,716
InPost SA*	777	5,131
KGHM Polska Miedz SA	549	13,762
LPP SA	4	8,570
Polski Koncern Naftowy ORLEN SA	1,248	20,386
Polskie Gornictwo Naftowe i Gazownictwo SA*	7,450	11,133
Powszechna Kasa Oszczednosci Bank Polski SA*	3,428	19,401
Powszechny Zaklad Ubezpieczen SA	2,300	15,067
Santander Bank Polska SA	113	5,738
		144,160
Portugal 0.2%
EDP - Energias de Portugal SA	10,916	55,223
Galp Energia SGPS SA	2,070	21,850
Jeronimo Martins SGPS SA	1,107	25,624
		102,697
Russia 0.0%
Evraz PLC^	2,361	—
Singapore 1.4%
Ascendas Real Estate Investment Trust, REIT	13,116	28,232
Ascott Residence Trust, UTS	7,800	6,624
BOC Aviation Ltd., 144A	1,000	8,511
CapitaLand Integrated Commercial Trust, REIT	19,488	30,786
Capitaland Investment Ltd.	10,200	29,022
City Developments Ltd.	1,900	10,675
ComfortDelGro Corp. Ltd.	8,000	8,231
DBS Group Holdings Ltd.	6,991	159,523
Frasers Logistics & Commercial Trust, REIT	11,500	12,005
Genting Singapore Ltd.	23,800	13,900
Jardine Cycle & Carriage Ltd.	390	7,916
Kenon Holdings Ltd.	73	3,160
Keppel Corp. Ltd.	5,400	26,979
Keppel DC REIT, REIT	5,700	8,546
Keppel REIT, REIT	9,200	7,396
Mapletree Commercial Trust, REIT	9,200	12,673
Mapletree Industrial Trust, REIT	7,800	15,321
Mapletree Logistics Trust, REIT	12,900	16,464
Mapletree North Asia Commercial Trust, REIT	9,900	8,563
NetLink NBN Trust, UTS	11,900	8,274
Olam Group Ltd.	2,400	2,827
Oversea-Chinese Banking Corp. Ltd.	13,573	115,027

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore (cont’d.)
SATS Ltd.*	2,600	$7,495
Sembcorp Industries Ltd.	3,500	7,385
Sembcorp Marine Ltd.*	59,735	4,718
SIA Engineering Co. Ltd.*	1,000	1,755
Singapore Airlines Ltd.*	4,900	19,385
Singapore Exchange Ltd.	3,100	22,223
Singapore Post Ltd.	6,000	2,763
Singapore Technologies Engineering Ltd.	6,300	18,369
Singapore Telecommunications Ltd.	29,000	54,841
StarHub Ltd.	2,900	2,626
STMicroelectronics NV	2,443	92,452
Suntec Real Estate Investment Trust, REIT	8,000	9,344
United Overseas Bank Ltd.	4,957	98,899
UOL Group Ltd.	2,000	10,806
Venture Corp. Ltd.	1,000	12,740
Wing Tai Holdings Ltd.	1,500	1,836
		908,292
South Africa 0.3%
Anglo American PLC	4,660	168,435
South Korea 4.6%
Alteogen, Inc.*	111	5,597
Amorepacific Corp.	112	11,146
AMOREPACIFIC Group	118	3,358
BGF retail Co. Ltd.	25	3,483
BNK Financial Group, Inc.	1,143	5,981
Celltrion Healthcare Co. Ltd.	383	21,388
Celltrion Pharm, Inc.*	77	5,028
Celltrion, Inc.	412	60,319
Cheil Worldwide, Inc.	277	4,864
CJ CheilJedang Corp.	33	9,947
CJ Corp.	48	2,950
CJ ENM Co. Ltd.	39	3,059
CJ Logistics Corp.*	27	2,423
Coway Co. Ltd.	238	11,741
Daewoo Engineering & Construction Co. Ltd.*	691	2,799
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	207	3,177
DB Insurance Co. Ltd.	180	8,377
Delivery Hero SE, 144A*	684	33,001
DGB Financial Group, Inc.	628	3,740
DL E&C Co. Ltd.	116	3,631
DL Holdings Co. Ltd.	46	2,305

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Dongsuh Cos., Inc.	129	$2,516
Doosan Bobcat, Inc.	106	2,546
Doosan Enerbility Co. Ltd.*	1,501	21,776
Ecopro BM Co. Ltd.	159	14,703
E-MART, Inc.	88	7,669
F&F Co. Ltd.	61	7,041
Fila Holdings Corp.	204	4,784
Green Cross Corp.	23	3,067
GS Engineering & Construction Corp.	275	6,322
GS Holdings Corp.	195	6,251
GS Retail Co. Ltd.	173	3,275
Hana Financial Group, Inc.	1,108	31,751
Hanjin Kal Corp.*	87	4,018
Hankook Tire & Technology Co. Ltd.	310	8,310
Hanmi Pharm Co. Ltd.	33	7,865
Hanmi Science Co. Ltd.	57	1,799
Hanon Systems	660	5,417
Hanssem Co. Ltd.	34	1,506
Hanwha Aerospace Co. Ltd.	142	7,073
Hanwha Corp.	141	2,998
Hanwha Life Insurance Co. Ltd.*	760	1,351
Hanwha Solutions Corp.*	468	15,812
HD Hyundai Co. Ltd.	200	8,770
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)	154	1,468
Helixmith Co. Ltd.*	132	1,854
Hite Jinro Co. Ltd.	102	2,378
HLB, Inc.*	379	12,289
HMM Co. Ltd.	1,622	31,143
Hotel Shilla Co. Ltd.	128	7,090
HYBE Co. Ltd.*	74	10,049
Hyundai Department Store Co. Ltd.	60	3,082
Hyundai Doosan Infracore Co. Ltd.*	420	1,806
Hyundai Engineering & Construction Co. Ltd.	304	9,885
Hyundai Glovis Co. Ltd.	74	10,386
Hyundai Heavy Industries Co. Ltd.*	57	5,516
Hyundai Marine & Fire Insurance Co. Ltd.	225	5,684
Hyundai Mipo Dockyard Co. Ltd.*	84	5,829
Hyundai Mobis Co. Ltd.	236	41,538
Hyundai Motor Co.	535	80,899
Hyundai Steel Co.	329	8,654
Hyundai Wia Corp.	65	3,421
Iljin Materials Co. Ltd.	68	3,865
Industrial Bank of Korea	1,022	7,397

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Kakao Corp.	1,163	$67,159
Kakao Games Corp.*	108	4,234
KakaoBank Corp.*	621	14,811
Kakaopay Corp.*	85	4,125
Kangwon Land, Inc.*	408	8,155
KB Financial Group, Inc.	1,492	55,490
KCC Corp.	18	4,047
KEPCO Plant Service & Engineering Co. Ltd.	71	2,097
Kia Corp.	990	61,981
Korea Aerospace Industries Ltd.	265	11,655
Korea Electric Power Corp.*	981	16,896
Korea Gas Corp.	107	3,067
Korea Investment Holdings Co. Ltd.	161	7,834
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	182	11,893
Korea Zinc Co. Ltd.	39	14,338
Korean Air Lines Co. Ltd.*	727	14,205
Krafton, Inc.*	112	20,212
KT&G Corp.	412	25,968
Kumho Petrochemical Co. Ltd.	67	6,693
L&F Co. Ltd.*	86	15,218
LG Chem Ltd.	178	82,904
LG Corp.	357	22,282
LG Display Co. Ltd.	911	10,770
LG Electronics, Inc.	414	30,198
LG Energy Solution Ltd.*	97	31,630
LG H&H Co. Ltd.	35	21,036
LG Innotek Co. Ltd.	56	15,701
LG Uplus Corp.	877	8,451
Lotte Chemical Corp.	60	8,163
Lotte Chilsung Beverage Co. Ltd.	11	1,504
Lotte Corp.	108	3,108
LOTTE Fine Chemical Co. Ltd.	72	3,652
Lotte Shopping Co. Ltd.	46	3,384
LS Corp.	71	3,222
Mando Corp.	136	6,012
Medytox, Inc.*	16	1,424
Meritz Financial Group, Inc.	104	2,101
Mirae Asset Securities Co. Ltd.	1,014	5,153
NAVER Corp.	553	110,623
NCSoft Corp.	60	17,237
Netmarble Corp., 144A	71	3,949
NH Investment & Securities Co. Ltd.	553	4,239
NHN Corp.*	94	1,981
NongShim Co. Ltd.	11	2,368

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
OCI Co. Ltd.	74	$7,004
Orion Corp.	90	6,967
Ottogi Corp.	7	2,421
Pan Ocean Co. Ltd.	732	3,186
Paradise Co. Ltd.*	142	1,487
Pearl Abyss Corp.*	136	5,603
POSCO Chemical Co. Ltd.	109	11,063
POSCO Holdings, Inc.	287	53,600
Posco International Corp.	206	3,268
S-1 Corp.	75	3,681
Samsung Biologics Co. Ltd., 144A*	70	46,625
Samsung C&T Corp.	335	31,099
Samsung Card Co. Ltd.	124	3,060
Samsung Electro-Mechanics Co. Ltd.	224	24,667
Samsung Electronics Co. Ltd.	18,449	873,286
Samsung Engineering Co. Ltd.*	643	9,733
Samsung Fire & Marine Insurance Co. Ltd.	132	20,054
Samsung Heavy Industries Co. Ltd.*	2,527	10,955
Samsung Life Insurance Co. Ltd.	265	12,388
Samsung SDI Co. Ltd.	202	88,789
Samsung SDS Co. Ltd.	149	15,628
Samsung Securities Co. Ltd.	260	7,013
SD Biosensor, Inc.	136	4,231
Seegene, Inc.	120	3,681
Shin Poong Pharmaceutical Co. Ltd.*	140	3,066
Shinhan Financial Group Co. Ltd.	1,915	52,738
Shinsegae, Inc.	26	4,382
SillaJen, Inc.*^	138	—
SK Biopharmaceuticals Co. Ltd.*	107	6,433
SK Bioscience Co. Ltd.*	77	7,247
SK Chemicals Co. Ltd.	48	3,891
SK Hynix, Inc.	2,079	157,166
SK IE Technology Co. Ltd., 144A*	105	6,647
SK Innovation Co. Ltd.*	199	28,830
SK Networks Co. Ltd.	404	1,353
SK Square Co. Ltd.*	396	13,039
SK Telecom Co. Ltd.	174	7,182
SK, Inc.	137	23,238
SKC Co. Ltd.	78	8,198
S-Oil Corp.	168	11,974
Solus Advanced Materials Co. Ltd.	38	1,228
SSANGYONG C&E Co. Ltd.	309	1,588
Wemade Co. Ltd.	66	3,025

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Woori Financial Group, Inc.	2,435	$22,345
Yuhan Corp.	198	8,815
		3,032,211
Spain 2.1%
Acciona SA	94	19,342
ACS Actividades de Construccion y Servicios SA	872	20,961
Aena SME SA, 144A*	271	34,279
Amadeus IT Group SA*	1,642	95,745
Banco Bilbao Vizcaya Argentaria SA	25,260	114,470
Banco Santander SA	64,938	162,467
Bankinter SA	2,858	14,072
CaixaBank SA	17,012	51,083
Cellnex Telecom SA, 144A	2,343	104,800
Corp. ACCIONA Energias Renovables SA	235	10,299
EDP Renovaveis SA	968	25,177
Enagas SA	1,000	19,739
Endesa SA	1,275	23,370
Ferrovial SA	1,851	49,566
Fluidra SA	480	8,972
Grifols SA	1,265	18,458
Iberdrola SA	23,579	251,788
Industria de Diseno Textil SA	4,055	98,484
Inmobiliaria Colonial Socimi SA, REIT	1,313	8,699
Mapfre SA	3,972	6,415
Merlin Properties Socimi SA, REIT	1,366	14,651
Naturgy Energy Group SA	586	17,189
Red Electrica Corp. SA	1,664	32,715
Repsol SA	4,959	61,781
Siemens Gamesa Renewable Energy SA*	909	16,725
Telefonica SA	19,899	88,823
		1,370,070
Sweden 2.9%
Alfa Laval AB	1,211	36,211
Assa Abloy AB (Class B Stock)	3,540	83,636
Atlas Copco AB (Class A Stock)	9,753	114,006
Atlas Copco AB (Class B Stock)	5,833	60,591
Beijer Ref AB	945	14,990
Boliden AB	1,056	35,290
Castellum AB	992	15,904
Electrolux AB (Class B Stock)	943	13,602
Elekta AB (Class B Stock)	1,539	11,115

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Epiroc AB (Class A Stock)	2,408	$42,578
Epiroc AB (Class B Stock)	1,530	24,302
EQT AB	1,135	30,808
Essity AB (Class B Stock)	2,354	59,921
Evolution AB, 144A	617	59,868
Fastighets AB Balder (Class B Stock)*	2,331	14,891
Getinge AB (Class B Stock)	898	20,264
H & M Hennes & Mauritz AB (Class B Stock)	3,383	43,284
Hexagon AB (Class B Stock)	7,232	85,154
Holmen AB (Class B Stock)	386	15,861
Husqvarna AB (Class A Stock)	182	1,485
Husqvarna AB (Class B Stock)	1,652	13,166
Industrivarden AB (Class A Stock)	905	23,613
Industrivarden AB (Class C Stock)	694	17,905
Indutrade AB	1,127	26,489
Investment AB Latour (Class B Stock)	587	14,605
Investor AB (Class A Stock)	2,049	42,128
Investor AB (Class B Stock)	7,020	131,005
Kinnevik AB (Class A Stock)*	63	1,142
Kinnevik AB (Class B Stock)*	961	17,309
L E Lundbergforetagen AB (Class B Stock)	308	14,618
Lifco AB (Class B Stock)	913	17,772
Nibe Industrier AB (Class B Stock)	4,627	46,613
Orron Energy AB	760	938
Sagax AB (Class B Stock)	691	17,809
Sagax AB (Class D Stock)	658	1,905
Samhallsbyggnadsbolaget i Norden AB	4,451	8,259
Sandvik AB	4,157	76,598
Securitas AB (Class B Stock)	1,290	13,045
Skandinaviska Enskilda Banken AB (Class A Stock)	5,496	59,541
Skandinaviska Enskilda Banken AB (Class C Stock)	100	1,236
Skanska AB (Class B Stock)	1,441	24,583
SKF AB (Class B Stock)	1,556	26,187
Svenska Cellulosa AB SCA (Class A Stock)	138	2,038
Svenska Cellulosa AB SCA (Class B Stock)	2,293	33,523
Svenska Handelsbanken AB (Class A Stock)	5,732	51,542
Svenska Handelsbanken AB (Class B Stock)	188	1,953
Sweco AB (Class B Stock)	801	8,934
Swedbank AB (Class A Stock)	3,882	53,766
Swedish Match AB	5,877	61,524
Swedish Orphan Biovitrum AB*	717	15,746
Tele2 AB (Class B Stock)	2,010	22,962
Telefonaktiebolaget LM Ericsson (Class A Stock)	197	1,618
Telefonaktiebolaget LM Ericsson (Class B Stock)	11,622	88,400

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Telia Co. AB	9,911	$36,615
Thule Group AB, 144A	421	12,222
Trelleborg AB (Class B Stock)	977	24,005
Vitrolife AB	286	9,331
Volvo AB (Class A Stock)	843	15,708
Volvo AB (Class B Stock)	5,828	104,636
Volvo Car AB (Class B Stock)*	2,156	16,053
		1,940,803
Switzerland 5.2%
ABB Ltd.	6,236	189,572
Adecco Group AG*	612	21,559
Alcon, Inc.	1,777	139,857
Baloise Holding AG	173	27,564
Banque Cantonale Vaudoise	108	10,056
Barry Callebaut AG	13	28,804
Belimo Holding AG	34	13,957
BKW AG	77	8,760
Chocoladefabriken Lindt & Spruengli AG	8	88,469
Cie Financiere Richemont SA (Class A Stock)	1,973	237,900
Clariant AG*	936	17,536
Credit Suisse Group AG	9,872	57,421
DKSH Holding AG	70	5,754
Emmi AG	6	5,970
EMS-Chemie Holding AG	26	20,646
Flughafen Zurich AG*	78	12,971
Geberit AG	141	74,261
Georg Fischer AG	320	19,558
Givaudan SA	36	125,840
Helvetia Holding AG	134	15,320
Holcim AG*	2,105	98,701
Julius Baer Group Ltd.	830	42,919
Kuehne + Nagel International AG	193	51,979
Logitech International SA	560	31,507
Lonza Group AG	285	173,209
Novartis AG	8,101	696,116
Partners Group Holding AG	86	93,890
PSP Swiss Property AG	166	19,852
Schindler Holding AG	73	13,862
Schindler Holding AG (Part. Cert.)	157	30,687
SGS SA	23	56,131
SIG Group AG*	1,296	33,810
Sika AG	590	145,782
Sonova Holding AG	202	72,757

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
Straumann Holding AG	411	$55,588
Swatch Group AG (The) (XSWX)	110	29,284
Swatch Group AG (The) (TRQX)	183	9,139
Swiss Life Holding AG	120	63,568
Swiss Prime Site AG	294	26,773
Swisscom AG	98	52,982
Tecan Group AG	48	17,047
Temenos AG	242	19,208
UBS Group AG	12,096	197,653
VAT Group AG, 144A	103	29,991
Vifor Pharma AG*	243	42,549
Zurich Insurance Group AG	573	250,131
		3,476,890
Taiwan 0.0%
FIT Hon Teng Ltd., 144A*	3,000	483
United Arab Emirates 0.0%
NMC Health PLC*^	372	—
United Kingdom 10.8%
3i Group PLC	3,678	57,148
abrdn PLC	8,647	17,531
Admiral Group PLC	893	20,871
Ashtead Group PLC	1,704	95,918
Associated British Foods PLC	1,399	28,575
AstraZeneca PLC	5,985	787,275
Auto Trader Group PLC, 144A	3,560	27,446
AVEVA Group PLC	477	13,800
Aviva PLC	10,957	53,063
B&M European Value Retail SA	3,828	19,821
BAE Systems PLC	12,181	114,486
Barclays PLC	64,551	123,652
Barratt Developments PLC	4,073	24,974
Bellway PLC	497	14,852
Berkeley Group Holdings PLC*	422	21,869
BP PLC	73,829	361,339
British American Tobacco PLC	8,741	342,504
British Land Co. PLC (The), REIT	3,721	22,373
BT Group PLC	26,837	52,985
Bunzl PLC	1,302	48,865
Burberry Group PLC	1,518	33,371
Centrica PLC*	23,660	25,352

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
CK Hutchison Holdings Ltd.	10,100	$66,996
CNH Industrial NV	3,812	49,109
Compass Group PLC	6,882	161,290
ConvaTec Group PLC, 144A	6,682	18,633
Croda International PLC	520	47,554
DCC PLC	397	25,920
Dechra Pharmaceuticals PLC	422	18,991
Deliveroo PLC (Class A Stock), 144A*	5,212	5,769
Derwent London PLC, REIT	421	14,698
Diageo PLC	8,711	412,656
Direct Line Insurance Group PLC	5,565	13,966
Dr. Martens PLC	2,240	7,111
DS Smith PLC	5,121	18,254
easyJet PLC*	1,455	7,107
Entain PLC*	2,344	34,492
Experian PLC	3,550	124,294
Haleon PLC*	20,503	72,858
Halma PLC	1,462	41,174
Hargreaves Lansdown PLC	1,522	15,757
Hiscox Ltd.	1,389	15,124
HomeServe PLC	1,140	16,337
Howden Joinery Group PLC	2,294	18,936
HSBC Holdings PLC	77,744	486,985
IMI PLC	1,035	16,900
Imperial Brands PLC	3,653	80,206
Informa PLC*	5,668	41,221
InterContinental Hotels Group PLC	710	42,085
Intermediate Capital Group PLC	1,119	20,860
International Consolidated Airlines Group SA*	4,493	6,534
Intertek Group PLC	623	33,296
ITV PLC	15,256	13,722
J Sainsbury PLC	6,915	18,654
JD Sports Fashion PLC	9,915	15,749
Johnson Matthey PLC	697	18,223
Just Eat Takeaway.com NV, 144A*	755	13,839
Kingfisher PLC	7,790	24,647
Land Securities Group PLC, REIT	2,867	25,620
Legal & General Group PLC	22,895	73,116
Lloyds Banking Group PLC	268,556	148,688
London Stock Exchange Group PLC	1,413	137,898
M&G PLC	10,461	27,269
Meggitt PLC*	3,015	29,042
Melrose Industries PLC	16,719	32,911
National Grid PLC	14,072	193,766

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
NatWest Group PLC	21,135	$64,192
Next PLC	484	40,294
Ocado Group PLC*	2,227	22,894
Pearson PLC	2,882	26,674
Pennon Group PLC	1,081	13,232
Pepco Group NV, 144A*	448	3,282
Persimmon PLC	1,277	29,456
Phoenix Group Holdings PLC	2,944	23,195
Reckitt Benckiser Group PLC	2,452	198,893
RELX PLC	7,160	212,004
Renishaw PLC	142	7,538
Rentokil Initial PLC	7,201	47,548
Rightmove PLC	3,221	25,181
Rolls-Royce Holdings PLC*	32,331	35,336
Royal Mail PLC	3,383	11,691
RS Group PLC	1,891	23,873
Sage Group PLC (The)	3,932	33,886
Schroders PLC	449	16,286
Segro PLC, REIT	4,636	62,020
Severn Trent PLC	967	34,765
Smith & Nephew PLC	3,368	43,182
Smiths Group PLC	1,462	27,591
Spirax-Sarco Engineering PLC	284	41,438
SSE PLC	4,124	89,072
St. James’s Place PLC	2,138	32,115
Standard Chartered PLC	9,431	65,005
Tate & Lyle PLC	1,648	16,144
Taylor Wimpey PLC	14,564	22,669
Tesco PLC	29,045	93,151
THG PLC*	4,041	3,370
Travis Perkins PLC	812	10,422
Unilever PLC	9,801	477,337
United Utilities Group PLC	2,634	34,997
Vodafone Group PLC	109,061	160,719
Weir Group PLC (The)	1,042	21,308
Whitbread PLC	812	25,846
Wise PLC (Class A Stock)*	1,851	10,652
WPP PLC	4,120	44,465
		7,168,050
United States 5.2%
Amcor PLC, CDI	5,807	75,967
Avast PLC, 144A	2,264	12,834
Ferguson PLC	833	104,790

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
GSK PLC	15,432	$324,230
James Hardie Industries PLC, CDI	1,709	42,207
JS Global Lifestyle Co. Ltd., 144A	2,500	3,006
Nestle SA	10,767	1,319,250
QIAGEN NV*	849	42,549
Roche Holding AG (TRQX)	2,741	910,024
Roche Holding AG (XSWX)	102	41,582
Samsonite International SA, 144A*	5,700	11,956
Schneider Electric SE	2,051	283,662
Signify NV, 144A	505	16,401
Sims Ltd.	685	7,123
Sinch AB, 144A*	2,203	5,586
Stellantis NV	7,821	112,312
Swiss Re AG	1,114	83,591
Tenaris SA	1,895	26,519
		3,423,589

Total Common Stocks (cost $54,632,871)		62,597,564
Exchange-Traded Fund 2.8%
United States
iShares MSCI EAFE ETF (cost $1,878,738)	28,850	1,896,022
Preferred Stocks 0.7%
Germany 0.4%
Bayerische Motoren Werke AG (PRFC)	236	17,918
Fuchs Petrolub SE (PRFC)	291	8,719
Henkel AG & Co. KGaA (PRFC)	674	43,057
Porsche Automobil Holding SE (PRFC)	591	42,778
Sartorius AG (PRFC)	95	42,494
Sixt SE (PRFC)	67	4,727
Volkswagen AG (PRFC)	707	99,963
		259,656
South Korea 0.3%
Amorepacific Corp. (PRFC)	46	1,702
CJ CheilJedang Corp. (PRFC)	4	521
Hanwha Corp. (PRFC)	100	1,157
Hyundai Motor Co. (2nd PRFC)	135	9,819

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
South Korea (cont’d.)
Hyundai Motor Co. (PRFC)	88	$6,391
LG Chem Ltd. (PRFC)	30	6,735
LG Electronics, Inc. (PRFC)	64	2,287
LG H&H Co. Ltd. (PRFC)	8	2,335
Mirae Asset Securities Co. Ltd. (2nd PRFC)	574	1,738
Samsung Electronics Co. Ltd. (PRFC)	3,180	139,760
Samsung Fire & Marine Insurance Co. Ltd. (PRFC)	15	1,819
Samsung SDI Co. Ltd. (PRFC)	7	1,586
		175,850
Spain 0.0%
Grifols SA (Class B Stock) (PRFC)	1,040	9,370

Total Preferred Stocks (cost $400,712)		444,876

	Units
Rights* 0.0%
Australia
Australia & New Zealand Banking Group Ltd., expiring 08/25/22 (cost $0)	765	2,127
Warrants* 0.0%
Australia
Magellan Financial Group Ltd., expiring 04/16/27 (cost $0)	66	39

Total Long-Term Investments (cost $56,912,321)		64,940,628

	Interest Rate	Maturity Date	Principal Amount (000)#
Short-Term Investments 1.7%
U.S. Treasury Obligation(k)(n) 0.3%
U.S. Treasury Bills (cost $189,582)	1.768%	09/15/22	190	189,497

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Unaffiliated Fund 1.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $920,025)	920,025	$920,025

Total Short-Term Investments (cost $1,109,607)		1,109,522

TOTAL INVESTMENTS 99.3% (cost $58,021,928)		66,050,150
Other assets in excess of liabilities(z) 0.7%		463,162

Net Assets 100.0%		$66,513,312

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ASX—Australian Securities Exchange
CAC40—French Stock Market Index
CDI—Chess Depository Interest
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
PART CERT—Participation Certificates
PRFC—Preference Shares
REITs—Real Estate Investment Trust
RSP—Savings Shares
SDR—Sweden Depositary Receipt
SPI—Share Price Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
TRQX—Turquoise Stock Exchange
UTS—Unit Trust Security
XSWX—SIX Swiss Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	ASX SPI 200 Index	Sep. 2022	$119,827	$5,990
1	CAC40 10 Euro	Aug. 2022	65,897	4,317
6	Euro STOXX 50 Index	Sep. 2022	227,018	13,023
2	FTSE 100 Index	Sep. 2022	179,686	5,867
11	Mini MSCI EAFE Index	Sep. 2022	1,073,655	45,120
2	TOPIX Index	Sep. 2022	290,589	3,401
				$77,718
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).